Putnam Equity Spectrum Fund
Goal
Putnam Equity Spectrum Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Equity Spectrum Fund	Class A		Class B		Class C		Class M	Class R	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Negated) - Putnam Equity Spectrum Fund		Class A		Class B		Class C		Class M		Class R		Class T		Class Y
Management fees	[1]	(0.17%)		(0.17%)		(0.17%)		(0.17%)		(0.17%)		(0.17%)		(0.17%)
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%		0.25%
Other expenses		0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[2]	0.23%	[3]	0.23%	[2]
Total annual fund operating expenses		0.31%		1.06%		1.06%		0.81%		0.56%		0.31%		0.06%
[1]	Management fees reflect a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the S&P 500 Index. Management fees for the most recent fiscal year are negative because the fund’s negative performance adjustment exceeded the fund’s base management fee. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.73%.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Equity Spectrum Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	605	669	739	946
Class B	608	637	785	1,082
Class C	208	337	585	1,294
Class M	430	600	784	1,317
Class R	57	179	313	701
Class T	281	347	420	633
Class Y	6	19	34	77

Expense Example, No Redemption - Putnam Equity Spectrum Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	108	337	585	1,082
Class C	108	337	585	1,294

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Investments, risks, and performance Investments
We invest in equity securities of companies of any size, including both growth and value stocks, that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities and warrants. This policy may be changed only after 60 days’ notice to shareholders. For purposes of this policy, the fund treats short sales of equity securities as investments in the equity securities sold short.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

We expect to invest in leveraged companies, which employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and whose fixed income securities are often rated below-investment-grade (sometimes referred to as “junk bonds”).

We may also invest in companies that are not leveraged. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also engage in short sales of securities. We may invest in securities that are purchased in private placements, which are illiquid because they are subject to restrictions on resale.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The fund will be more susceptible to these risks than other funds because it may concentrate its investments in a limited number of issuers and currently focuses its investments in particular sectors. For example, because the fund currently invests significantly in certain companies in the communication services and health care sectors, the fund may perform poorly as a result of adverse developments affecting those companies or sectors. The fund may focus its investments in other sectors in the future, in which case it would be exposed to risks relating to those sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

The fund’s investments in leveraged companies, the fund’s “non-diversified” status and the fund’s use of short selling can increase the risks of investing in the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/17 15.54% Best calendar quarter Q1 2012 17.31% Worst calendar quarter Q3 2011 -16.51%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Equity Spectrum Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	(1.98%)		9.96%		15.01%		May 18, 2009
Class A | after taxes on distributions	(1.98%)		8.96%		13.98%		May 18, 2009
Class A | after taxes on distributions and sale of fund shares	(1.12%)		7.73%		12.20%		May 18, 2009
Class B	(1.76%)		10.17%		15.04%		May 18, 2009
Class C	2.22%		10.44%		15.04%		May 18, 2009
Class M	(0.13%)		9.93%		14.79%		May 18, 2009
Class R	3.76%		10.99%		15.61%		May 18, 2009
Class T	1.40%	[1]	10.71%	[1]	15.52%	[1]	May 18, 2009
Class Y	4.27%		11.55%		16.20%		May 18, 2009
S&P 500 Index (no deduction for fees, expenses or taxes)	11.96%		14.66%		14.96%		May 18, 2009
[1]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.